UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Opportunities Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Small Cap Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

ANNUAL REPORT

OCTOBER 31, 2023

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Opportunities Fund
Letter to Shareholders	1
Fund Performance	3
Schedule of Investments	5
Vaughan Nelson International Small Cap Fund
Letter to Shareholders	10
Fund Performance	12
Schedule of Investments	14
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	38
Supplemental Information	39
Expense Examples	48

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/us/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Opportunities Fund

Dear Shareholder,

Global growth continues to slow as the impact of aggressive interest rate increases impact economic activity. The equity rally failed to broaden out as rising oil prices, firming inflationary conditions and further slowing in economic growth challenged the soft landing narrative. Federal spending in the US has likely peaked and will begin slowing along with industrial activity and consumer spending which sets up potential recessionary conditions for the 1H of 2024. This timing may coincide with enough disinflationary pressures which provide the Federal Reserve policy room to ease financial conditions.

Economic activity in China has cooled off from the strong post Covid recovery pace earlier in the year but might be close to bottoming out with likely more stimulus in the pipeline. Official PMI rose in August to 49.7 from 49.3 in July which was a 5 month high but still in contractionary territory. Services PMI slowed for the fourth consecutive month to 51.0 still in expansion territory. We remain concerned about the financial circumstances of China’s private real estate developers as recent examples of Evergrande and Country Garden suggest difficulties in their ability to repay offshore debts and maintain adequate liquidity to support ongoing projects.

Portfolio Review

In the past year, the portfolio delivered a return of 10.34% compared to the benchmark, the MSCI Emerging Markets Small Mid Index, which returned 13.53% and the MSCI Emerging Market Index which returned 10.80%. The relative underperformance was driven by poor allocation effect offset by strong stock selection. The best performing countries (total effect) were Taiwan, South Africa, Thailand, and Qatar (where we are underweight). Offsetting this was negative contribution from Brazil, South Korea, the US (2 energy positions), and Hong Kong.

On a sector basis, the top performers for the fund were Information Technology, Consumer Discretionary, and Utilities. The primary underperforming sectors for the fund were Industrials, Financials, Materials, and Energy.

Outlook

We see a further decline of economic activity within the next couple of quarters but with the destocking cycle ending and a change in direction of interest rates within our geographies approaching, combined with returning liquidity, these should contribute to a more constructive scenario. The direction of the USD is of paramount importance in this context along with the outcome of geopolitical events.

Recent portfolio additions primarily include geographies such as India and Korea. Within India we added several financial services companies (asset manager, discount brokerage house) that we think can benefit from the peak in interest rates and capital flowing back into the equity market. In Brazil, we added three consumer discretionary names as we have seen rates being cut and household real incomes increase with inflation coming down the last few months. In the case of China, we are awaiting an improvement or stabilization in the real estate sector and/or a more meaningful announcement of stimulus measures that could drive an improvement in confidence and economic activities. We feel very enthusiastic about the opportunities that the universe and the portfolio offer within a medium to long term time horizon. Thank you for your support. Please do not hesitate to reach out to us if you have any questions.

Kind regards,

Vaughan Nelson International Team

The views in this letter were as of 10/31/23 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice. Past performance is no guarantee of future results.

Natixis Distribution, LLC (fund distributor) and Vaughan Nelson are affiliated.

Natixis Distribution, LLC (Member FINRA/SIPC) is a limited purpose broker-dealer and the distributor of various registered investment companies for which advisory services are provided by affiliates of Natixis Investment Managers.

1 The U.S. Dollar Index (DXY) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.

Vaughan Nelson Emerging Markets Opportunities Fund

FUND PERFORMANCE at October 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets SMID Cap Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets SMID Cap Index captures mid and small cap representation across 26 Emerging Markets counties. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of October 31, 2023	1 Year	5 Years	Since Inception	Inception Date
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	10.34%	3.13%	1.53%	11/01/13
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class*	10.08%	2.86%	1.27%	12/02/19
MSCI Emerging Markets SMID Cap Index	13.53%	5.29%	2.48%	11/01/13
*	Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.

The performance data quoted here represents past performance. Past performance is not a guarantee of future results. Investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 660-6610.

Gross and net expense ratios for Investor Class shares were 2.35% and 1.35%, respectively, and for Institutional Class shares were 2.10% and 1.10%, respectively, which were the amounts stated in the current prospectus dated March 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.35% and 1.10% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Vaughan Nelson Emerging Markets Opportunities Fund

FUND PERFORMANCE at October 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS — 96.6%
	BRAZIL — 6.1%
139,731	Cury Construtora e Incorporadora S.A.	$408,512
210,745	Dexco S.A.	286,745
24,340	Hypera S.A.	146,229
44,276	SLC Agricola S.A.	322,818
84,946	Smartfit Escola de Ginastica e Danca S.A.	326,353
176,471	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	274,062
47,144	Vivara Participacoes S.A.	238,441
		2,003,160
	CHINA — 12.8%
196,358	China International Capital Corp. Ltd. - Class H [1]	312,748
217,392	ENN Natural Gas Co., Ltd. - Class A	513,042
671,400	Focus Media Information Technology Co., Ltd. - Class A	634,656
143,365	Haitian International Holdings Ltd.	342,007
125,395	Longshine Technology Group Co., Ltd. - Class A	320,588
382,550	Maoyan Entertainment *,1	459,678
39,000	Ningbo Tuopu Group Co., Ltd. - Class A	344,480
274,240	Tongcheng Travel Holdings Ltd. *	523,920
429,165	Topsports International Holdings Ltd. [1]	360,902
233,670	Yadea Group Holdings Ltd. [1]	426,529
		4,238,550
	COLOMBIA — 0.8%
27,260	Geopark Ltd.	269,329
	CZECH — 1.0%
303,075	WAG Payment Solutions PLC *	335,236
	HONG KONG — 1.3%
130,573	China Mengniu Dairy Co., Ltd. *	426,336
	INDIA — 19.4%
62,105	360 ONE WAM Ltd.	391,898
77,886	Aegis Logistics Ltd.	273,559
16,910	Angel One Ltd.	524,825
137,576	Aster DM Healthcare Ltd. *,1	545,268
63,734	Brigade Enterprises Ltd.	470,977
38,775	Cholamandalam Financial Holdings Ltd.	529,649
26,865	Cyient Ltd.	512,503
16,246	Dalmia Bharat Ltd.	410,758
218,189	EPL Ltd.	473,280
316,559	Federal Bank Ltd.	535,016
256,527	India Grid Trust [1]	415,699
13,554	KEI Industries Ltd.	390,321
22,844	Mahindra & Mahindra Ltd.	400,347

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
107,185	SIS Ltd. *	$530,478
		6,404,578
	INDONESIA — 3.4%
1,425,184	Bank Negara Indonesia Persero Tbk P.T.	430,101
3,373,667	Mitra Adiperkasa Tbk P.T.	368,481
13,435,513	Pakuwon Jati Tbk P.T.	338,163
		1,136,745
	LUXEMBOURG — 1.9%
11,690	Befesa S.A. [1]	341,970
109,675	L’Occitane International S.A.	281,888
		623,858
	MEXICO — 4.0%
108,320	Corp Inmobiliaria Vesta S.A.B. de C.V.	339,638
389,287	Genomma Lab Internacional S.A.B. de C.V. - Class B	291,928
173,966	GMexico Transportes S.A.B. de C.V. 1	358,758
216,880	Grupo Traxion S.A.B. de C.V. *,1	320,466
		1,310,790
	PHILIPPINES — 1.3%
51,867	ACEN Corp.	4,854
41,392	Ayala Corp.	442,553
		447,407
	POLAND — 2.0%
3,515	Dino Polska S.A. *,1	333,061
12,427	Text S.A.	334,565
		667,626
	SAUDI ARABIA — 0.9%
7,076	Leejam Sports Co. JSC	289,709
	SINGAPORE — 0.7%
9,470	Karooooo Ltd.	223,492
	SOUTH AFRICA — 6.3%
346,165	Advtech Ltd.	394,131
27,450	Anglogold Ashanti Plc	506,705
20,801	Bid Corp. Ltd.	441,288
28,462	Bidvest Group Ltd.	402,874
190,236	Super Group Ltd.	324,384
		2,069,382

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 10.4%
28,275	Cheil Worldwide, Inc.	$416,331
3,897	Dentium Co., Ltd.	316,348
7,851	Doosan Bobcat, Inc.	225,567
14,130	Fila Holdings Corp.	374,151
3,159	Hansol Chemical Co., Ltd.	352,530
4,477	KIWOOM Securities Co., Ltd.	267,676
1,472	L&F Co., Ltd.	143,186
4,035	Orion Corp.	357,118
5,882	Samsung Electro-Mechanics Co., Ltd.	543,857
2,637	Soulbrain Co., Ltd.	455,366
		3,452,130
	TAIWAN — 17.3%
72,000	Chroma ATE, Inc.	486,547
40,307	Elite Material Co., Ltd.	449,744
79,905	Ennoconn Corp.	616,781
81,190	Gold Circuit Electronics Ltd.	444,259
20,290	King Slide Works Co., Ltd.	442,830
203,480	King Yuan Electronics Co., Ltd.	482,085
148,686	Lite-On Technology Corp.	462,936
15,524	Lotes Co., Ltd.	396,419
160,220	Powertech Technology, Inc.	520,528
45,080	Sporton International, Inc.	297,582
40,747	Universal Vision Biotechnology Co., Ltd.	374,450
45,493	Yageo Corp.	741,697
		5,715,858
	THAILAND — 1.8%
4,378,848	WHA Corp. PCL	609,682
	TURKEY — 0.7%
24,710	BIM Birlesik Magazalar A.S.	237,334
	UNITED ARAB EMIRATES — 1.5%
271,438	Emaar Properties PJSC	494,500
	UNITED STATES — 3.0%
53,940	Kosmos Energy Ltd. *	390,525
198,010	Samsonite International S.A. *,1	613,256
		1,003,781
	Total Common Stocks
	(Cost $29,489,146)	31,959,483

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.6%
$1,194,476	UMB Money Market Fiduciary, 0.01%[2]	$1,194,476
	Total Short-Term Investments
	(Cost $1,194,476)	1,194,476

	TOTAL INVESTMENTS — 100.2%
	(Cost $30,683,622)	33,153,959
	Liabilities in Excess of Other Assets — (0.2)%	(66,424)
	TOTAL NET ASSETS — 100.0%	$33,087,535

PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,488,335, which represents 13.57% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS
As of October 31, 2023

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	12.7%
Industrial Services	10.4%
Industrial Products	9.9%
Real Estate	8.1%
Consumer Discretionary Products	7.6%
Materials	7.5%
Media	7.2%
Health Care	5.1%
Financial Services	4.5%
Consumer Staple Products	4.2%
Retail & Wholesale - Staples	3.1%
Consumer Discretionary Services	3.1%
Banking	2.9%
Oil & Gas	2.8%
Retail & Wholesale - Discretionary	2.8%
Software & Tech Services	2.7%
Utilities	1.6%
Renewable Energy	0.4%
Total Common Stocks	96.6%
Short-Term Investments	3.6%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

Dear Shareholder,

Global growth continues to slow as the impact of aggressive interest rate increases impact economic activity. The equity rally failed to broaden out as rising oil prices, firming inflationary conditions and further slowing in economic growth challenged the soft landing narrative. Federal spending in the US has likely peaked and will begin slowing along with industrial activity and consumer spending which sets up potential recessionary conditions for the 1H of 2024. This timing may coincide with enough disinflationary pressures which provide the Federal Reserve policy room to ease financial conditions.

Although an additional increase of rates in the US is possible, it is likely we have seen the last from the ECB and the BoE. Japan tries to balance its dovish rate stance with the limits of the weakening JPY, while the BOJ hopes for signs of peaking rates in the United States.

After a buoyant tourist season that likely supported activity in Europe, data looks bleak. The EU Commission economic sentiment indicator in the Eurozone was at 93.3 in September, well below the 2000-2022 average of 100. The weakness in manufacturing has spread to business-related services.

Economic activity in China has cooled off from the strong post Covid recovery pace earlier in the year but might be close to bottoming out with stimulus likely in the pipeline. Official PMI rose in August to 49.7 from 49.3 in July, which was a 5-month high but still in contractionary territory. Services PMI slowed for the fourth consecutive month to 51.0 still in expansion territory. We remain concerned about the financial circumstances of China’s private real estate developers as recent examples of Evergrande and Country Garden suggest difficulties in their ability to repay offshore debts and maintain adequate liquidity to support ongoing projects.

Portfolio Review

In the past year, the portfolio delivered a return of -3.37% compared to the benchmark, the MSCI EAFE Small Cap Index, which returned 6.47%. The portfolio underperformed its benchmark primarily driven by stock selection with some positive contribution from allocation. The biggest country detractors were the United Kingdom, Japan, Germany, Ireland, and Italy.

The best performing countries (total effect) were Australia, Israel, South Korea, and Sweden.

On a sector basis, the top performers for the fund were Real Estate and Communication Services. The primary underperforming sectors for the fund were Industrials, Financials, Information Technology, Consumer Discretionary, and Health Care.

Outlook

We see significantly more M&A activity in our universe and portfolio, and we consider that as a positive in general and a testimony of the attractive valuation that limited inflows and poor sentiment cause within our markets. We had two Private Equity-driven bids for companies in the portfolio at the end of the third quarter. We exited one name and kept another. We have started including, at small weights, high-quality but unloved names that we are ready to ramp up as soon as economic green shoots are confirmed.

We see a further decline of economic activity within the next couple of quarters but with the destocking cycle ending and a change in direction of interest rates within our geographies approaching, combined with liquidity, these should contribute to a more constructive scenario. The direction of the USD is of paramount importance in this context along with the outcome of geopolitical events. We feel very enthusiastic about the opportunities that the universe and the portfolio offer within a medium to long term time horizon.

Thank you for your support. Please do not hesitate to reach out to us if you have any questions.

Kind regards,

Vaughan Nelson International Team

The views in this letter were as of 10/31/23 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice. Past performance is no guarantee of future results.

Natixis Distribution, LLC (fund distributor) and Vaughan Nelson are affiliated.

Natixis Distribution, LLC (Member FINRA/SIPC) is a limited purpose broker-dealer and the distributor of various registered investment companies for which advisory services are provided by affiliates of Natixis Investment Managers.

1 The U.S. Dollar Index (DXY) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.

Vaughan Nelson International Small Cap Fund

FUND PERFORMANCE at October 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares with a similar investment in the MSCI EAFE Small Cap Index during the periods shown. The performance graph above is shown for the Fund’s Institutional Class shares, Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization index that is designed to measure small capitalization equity performance of developed markets, excluding the U.S. and Canada. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of October 31, 2023	1 Year	5 Years	10 Years
Vaughan Nelson International Small Cap Fund – Institutional Class*	-3.37%	-0.57%	1.89%
Vaughan Nelson International Small Cap Fund – Investor Class**	-3.61%	-0.83%	1.63%
MSCI EAFE Small Cap Index	6.47%	1.58%	3.36%
*	Effective February 10, 2020, the Fund converted its existing Advisor Class shares to Institutional Class shares and the Advisor Class was then terminated. The Advisor Class shares (which were previously designated as Investor Class shares) were first offered on March 31, 2010. Institutional Class shares (which were previously designated as Class I shares) were first offered on December 31, 2013. The performance figures for Institutional Class shares include the performance for the Advisor Class shares for the period prior to December 31, 2013.

**	Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 660-6610.

Gross and net expense ratios for the Investor Class shares were 1.77% and 1.24%, and for Institutional Class shares were 1.52% and 0.99%, respectively, which were the amounts stated in the current prospectus dated March 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total fund operating expenses do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Vaughan Nelson International Small Cap Fund

FUND PERFORMANCE at October 31, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the reflection of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS — 96.2%
	AUSTRALIA — 4.9%
48,338	ALS Ltd.	$330,823
51,456	Bapcor Ltd.	175,151
106,055	Steadfast Group Ltd.	364,700
197,737	Ventia Services Group Pty Ltd.	345,601
		1,216,275
	AUSTRIA — 1.1%
2,380	DO & Co. A.G.	278,015
	BELGIUM — 2.8%
1,844	Ackermans & van Haaren N.V.	273,744
2,744	D’ieteren Group	407,592
		681,336
	CHINA — 0.8%
199,100	Focus Media Information Technology Co., Ltd. - Class A	188,204
	DENMARK — 1.0%
2,165	Pandora A/S	245,554
	FINLAND — 1.4%
19,585	Metso Oyj	172,549
8,083	Valmet Oyj	181,392
		353,941
	FRANCE — 7.7%
2,513	Alten S.A.	296,852
17,325	Bureau Veritas S.A.	394,622
4,555	Eurazeo S.E.	256,793
2,875	Seche Environnement SACA	295,987
2,335	Sopra Steria Group SACA	419,213
12,386	Tikehau Capital SCA	255,557
		1,919,024
	GERMANY — 4.9%
14,843	AIXTRON S.E.	417,096
12,736	Jenoptik A.G.	302,518
5,976	Jungheinrich A.G.	160,424
1,880	Krones A.G.	183,247
8,638	Wacker Neuson S.E.	158,509
		1,221,794
	IRELAND — 2.4%
10,316	Smurfit Kappa Group PLC	336,256
113,525	Uniphar PLC *	251,651
		587,907

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 1.4%
17,629	Ariston Holding N.V.	$98,807
96,842	Piaggio & C S.p.A.	260,411
		359,218
	JAPAN — 31.8%
28,310	Ai Holdings Corp.	438,249
34,100	ASKUL Corp.	445,155
20,372	Change Holdings, Inc.	207,846
17,080	Fukuoka Financial Group, Inc.	451,488
33,770	Future Corp.	385,416
6,810	Horiba Ltd.	344,322
31,420	Internet Initiative Japan, Inc.	507,704
15,600	JCU Corp.	340,282
11,266	JSB Co., Ltd.	171,881
14,850	Kato Sangyo Co., Ltd.	417,538
7,410	Kyoto Financial Group, Inc.	420,101
16,550	Nakanishi, Inc.	363,492
20,798	Nippon Ceramic Co., Ltd.	361,841
21,900	Optex Group Co., Ltd.	246,191
31,880	Raito Kogyo Co., Ltd.	412,651
13,786	Ship Healthcare Holdings, Inc.	212,844
21,280	Shoei Co., Ltd.	283,530
9,450	Taiyo Yuden Co., Ltd.	211,854
12,367	Takeuchi Manufacturing Co., Ltd.	352,844
26,160	TKC Corp.	610,235
18,830	Usen-Next Holdings Co., Ltd.	431,915
8,157	Zenkoku Hosho Co., Ltd.	260,847
		7,878,226
	JERSEY — 1.9%
59,016	JTC PLC [1]	459,316
	LUXEMBOURG — 2.3%
9,558	Befesa S.A. [1]	279,602
7,636	Shurgard Self Storage Ltd. - REIT	285,772
		565,374
	NORWAY — 4.4%
8,180	Aker A.S.A. - Class A	491,910
9,390	Aker BP A.S.A.	270,634
31,428	Atea A.S.A. *	326,912
		1,089,456
	SPAIN — 2.2%
17,063	Ebro Foods S.A.	290,311

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
4,421	Viscofan S.A.	$255,558
		545,869
	SWEDEN — 3.1%
35,629	Dometic Group A.B. [1]	219,859
68,605	Securitas A.B. - B Shares	549,552
		769,411
	SWITZERLAND — 0.9%
22,459	Ascom Holding A.G.	232,317
	UNITED KINGDOM — 21.2%
4,260	4imprint Group PLC	260,731
82,155	Beazley PLC	514,670
10,515	Bunzl PLC	375,154
12,018	Computacenter PLC	375,913
126,430	ConvaTec Group PLC [1]	313,808
12,910	CVS Group PLC	230,508
115,689	Dr Martens PLC	164,035
39,283	Inchcape PLC	318,504
228,460	Kin & Carta PLC *	298,245
113,873	Marlowe PLC *	766,812
83,738	Pets at Home Group Plc	285,810
68,440	QinetiQ Group PLC	275,357
43,032	Renewi PLC *	307,032
105,656	Restore PLC	247,220
30,837	RS GROUP PLC	254,492
23,835	UNITE Group PLC - REIT	252,248
		5,240,539
	Total Common Stocks
	(Cost $26,858,154)	23,831,776

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$673,144	UMB Money Market Fiduciary, 0.01%[2]	673,144
	Total Short-Term Investments
	(Cost $673,144)	673,144

	TOTAL INVESTMENTS — 98.9%
	(Cost $27,531,298)	24,504,920
	Other Assets in Excess of Liabilities — 1.1%	268,465
	TOTAL NET ASSETS — 100.0%	$24,773,385

PLC – Public Limited Company

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023

REIT – Real Estate Investment Trust
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,272,585, which represents 5.14% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SUMMARY OF INVESTMENTS
As of October 31, 2023

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrial Services	19.3%
Software & Tech Services	14.6%
Retail & Wholesale - Discretionary	10.9%
Industrial Products	7.7%
Tech Hardware & Semiconductors	6.1%
Financial Services	5.9%
Health Care	5.5%
Media	4.8%
Materials	3.8%
Consumer Discretionary Products	3.7%
Insurance	3.5%
Banking	3.5%
Real Estate	2.9%
Retail & Wholesale - Staples	1.7%
Consumer Staple Products	1.2%
Oil & Gas	1.1%
Total Common Stocks	96.2%
Short-Term Investments	2.7%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2023

	Emerging Markets Opportunities Fund	International Small Cap Fund
Assets:
Investments, at cost	$30,683,622	$27,531,298
Foreign currency, at cost	90,411	4,448
Investments, at value	$33,153,959	$24,504,920
Foreign currency, at value	90,265	4,441
Receivables:
Investment securities sold	290,676	160,374
Fund shares sold	17,704	3,428
Dividends and interest	15,560	164,005
Due from Advisor	-	5,265
Non-U.S. Tax Reimbursements	32,216	-
Prepaid expenses	12,353	20,012
Total assets	33,612,733	24,862,445

Liabilities:
Payables:
Investment securities purchased	237,794	-
Fund shares redeemed	-	16,047
Advisory fees	2,467	-
Shareholder servicing fees (Note 7)	10,147	8,040
Distribution fees (Note 8)	29	16
Fund administration fees	12,270	9,443
Transfer agent fees and expenses	3,291	3,189
Custody fees	3,500	9,398
Non-U.S. Taxes	217,072	-
Auditing fees	18,799	18,882
Trustees’ deferred compensation (Note 3)	10,144	10,128
Shareholder reporting fees	4,265	4,630
Legal fees	3,134	3,767
Chief Compliance Officer fees	990	1,810
Trustees’ fees and expenses	955	1,080
Accrued other expenses	341	2,630
Total liabilities	525,198	89,060
Commitments and contingencies (Note 3)
Net Assets	$33,087,535	$24,773,385

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$35,021,835	$42,538,142
Total distributable earnings (accumulated deficit)	(1,934,300)	(17,764,757)
Net Assets	$33,087,535	$24,773,385

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$33,084,632	$24,741,308
Shares of beneficial interest issued and outstanding	3,494,270	2,178,526
Net asset value per share	$9.47	$11.36

Investor Class
Net assets applicable to shares outstanding	$2,903	$32,077
Shares of beneficial interest issued and outstanding	307	2,837
Net asset value per share	$9.46	$11.31

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2023

	Emerging Markets Opportunities Fund	International Small Cap Fund
Investment income:
Dividends (net of foreign withholding taxes of $122,685 and $58,321, respectively)	$827,451	$722,247
Interest	111	639
Total investment income	827,562	722,886

Expenses:
Advisory fees	322,470	269,798
Shareholder servicing fees (Note 7)	37,257	48,268
Distribution fees (Note 8) - Investor Class	8	87
Fund administration fees	117,900	127,958
Transfer agent fees and expenses	20,201	20,526
Custody fees	72,272	35,539
Registration fees	36,000	30,923
Auditing fees	18,898	18,898
Legal fees	14,502	16,826
Chief Compliance Officer fees	10,537	10,535
Shareholder reporting fees	9,355	8,087
Trustees’ fees and expenses	8,384	9,022
Miscellaneous	4,967	6,944
Insurance fees	3,974	3,970
Excise fees	137	16
Tax reclaim service fees	-	754
Total expenses	676,862	608,151
Advisory fees waived	(303,329)	(269,798)
Other expenses absorbed	-	(23,260)
Net expenses	373,533	315,093
Net investment income (loss)	454,029	407,793

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,209,850)	(3,812,534)
Foreign currency transactions	(217,107)	2,992
Deferred non-US taxes	(42,477)	-
Net realized gain (loss)	(1,469,434)	(3,809,542)
Net change in unrealized appreciation/depreciation on:
Investments	3,884,198	3,412,329
Foreign currency translations	905	5,926
Deferred non-US taxes	(107,401)	-
Net change in unrealized appreciation/depreciation	3,777,702	3,418,255
Net increase from payments by affiliates (note 3)	210,112	-
Net realized and unrealized gain (loss)	2,518,380	(391,287)

Net Increase (Decrease) in Net Assets from Operations	$2,972,409	$16,506

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$454,029	$484,715
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	(1,469,434)	(496,138)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	3,777,702	(5,663,340)
Net increase from payment by affiliates (note 3)	210,112	—
Net increase (decrease) in net assets resulting from operations	2,972,409	(5,674,763)

Distributions to Shareholders:
Distributions:
Institutional Class	(357,243)	(469,041)
Investor Class	(28)	(39)
Total distributions to shareholders	(357,271)	(469,080)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	3,643,554	5,412,317
Reinvestment of distributions:
Institutional Class	354,522	466,752
Investor Class	29	39
Cost of shares redeemed:
Institutional Class	(1,827,538)	(3,661,566)
Net increase (decrease) in net assets from capital transactions	2,170,567	2,217,542

Total increase (decrease) in net assets	4,785,705	(3,926,301)

Net Assets:
Beginning of period	28,301,830	32,228,131
End of period	$33,087,535	$28,301,830
Capital Share Transactions:
Shares sold:
Institutional Class	380,066	573,489
Shares reinvested:
Institutional Class	38,368	44,751
Investor Class	3	4
Shares redeemed:
Institutional Class	(184,384)	(360,808)
Net increase (decrease) in capital share transactions	234,053	257,436

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$407,793	$559,729
Net realized gain (loss) on investments and foreign currency transactions	(3,809,542)	(6,359,731)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,418,255	(11,633,729)
Net increase (decrease) in net assets resulting from operations	16,506	(17,433,731)

Distributions to Shareholders:
Distributions:
Institutional Class	(482,787)	(383,458)
Investor Class	(412)	(253)
Total distributions to shareholders	(483,199)	(383,711)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	981,859	32,969,536
Investor Class	2,839	12,015
Reinvestment of distributions:
Institutional Class	470,989	371,747
Investor Class	412	254
Cost of shares redeemed:
Institutional Class	(10,192,704)	(21,609,097)
Investor Class	(310)	(255)
Net increase (decrease) in net assets from capital transactions	(8,736,915)	11,744,200

Total increase (decrease) in net assets	(9,203,608)	(6,073,242)

Net Assets:
Beginning of period	33,976,993	40,050,235
End of period	$24,773,385	$33,976,993
Capital Share Transactions:
Shares sold:
Institutional Class	76,508	2,058,153
Investor Class	226	873
Shares reinvested:
Institutional Class	37,174	21,778
Investor Class	33	15
Shares redeemed:
Institutional Class	(783,523)	(1,469,670)
Investor Class	(25)	(18)
Net increase (decrease) in capital share transactions	(669,607)	611,131

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.68	$10.73	$8.37	$8.75	$8.84
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.16	0.20	0.15	0.17
Net realized and unrealized gain (loss)	0.71	(2.05)	2.31	(0.27)	(0.13)
Payment by affiliate by class	0.06	-	-	-	-
Total from investment operations	0.90	(1.89)	2.51	(0.12)	0.04

Less Distributions:
From net investment income	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)
From net realized gain	-	-	-	-	-
Total distributions	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)

Redemption fee proceeds[2]	-	-	-	-	- [3]
Net asset value, end of period	$9.47	$8.68	$10.73	$8.37	$8.75

Total return[4]	10.34%[5]	(17.86)%	30.19%	(1.60)%	0.48%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$33.1	$28.3	$32.2	$23.5	$23.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.99%	2.10%	2.04%	2.40%	1.64%
After fees waived and expenses absorbed	1.10%	1.10%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.45%	0.64%	1.19%	0.78%	1.59%
After fees waived and expenses absorbed	1.34%	1.64%	1.88%	1.83%	1.88%

Portfolio turnover rate	59%	68%	65%	62%	48%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period December 2, 2019* through
	2023	2022	2021	October 31, 2020
Net asset value, beginning of period	$8.68	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.14	0.17	0.13
Net realized and unrealized gain (loss)	0.70	(2.06)	2.32	(0.19)
Net increase from payments by affiliates (Note 3)	0.06	-	-	-
Total from investment operations	0.87	(1.92)	2.49	(0.06)

Less Distributions:
From net investment income	(0.09)	(0.13)	(0.12)	(0.24)
Total distributions	(0.09)	(0.13)	(0.12)	(0.24)

Net asset value, end of period	$9.46	$8.68	$10.73	$8.36

Total return[2]	10.08%[3]	(18.10)%	29.95%	(0.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [5]	$- [5]	$- [5]	$- [5]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.24%	2.35%	2.29%	2.69%[6]
After fees waived and expenses absorbed	1.35%	1.35%	1.60%	1.60%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.20%	0.40%	0.95%	0.60%[6]
After fees waived and expenses absorbed	1.09%	1.40%	1.64%	1.69%[6]

Portfolio turnover rate	59%	68%	65%	62%[4]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[4]	Not annualized.
[5]	Amount represents less than $1,000,000.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.92	$17.88	$13.03	$12.98	$12.55
Income from Investment Operations:
Net investment income (loss) [1]	0.17	0.19	0.17	0.13	0.19
Net realized and unrealized gain (loss)	(0.55)	(5.98)	4.81	0.15	0.48
Total from investment operations	(0.38)	(5.79)	4.98	0.28	0.67

Less Distributions:
From net investment income	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)
From net realized gain	-	-	-	-	-
Total distributions	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)

Redemption fee proceeds[2]	-	-	-	-	- [3]
Net asset value, end of period	$11.36	$11.92	$17.88	$13.03	$12.98

Total return[4]	(3.37)%	(32.67)%	38.39%	2.11%	5.72%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$24.7	$33.9	$40.0	$18.0	$4.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%	1.52%	1.96%	2.74%	1.94%
After fees waived and expenses absorbed	0.99%	0.99%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.36%	0.79%	0.17%	(0.50)%	0.79%
After fees waived and expenses absorbed	1.29%	1.32%	0.98%	1.09%	1.58%

Portfolio turnover rate	58%	92%	59%	68%	54%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period December 2, 2019* through
	2023	2022	2021	October 31, 2020
Net asset value, beginning of period	$11.88	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.15	0.13	0.08
Net realized and unrealized gain (loss)	(0.54)	(5.97)	4.80	(0.14)
Total from investment operations	(0.41)	(5.82)	4.93	(0.06)

Less Distributions:
From net investment income	(0.16)	(0.15)	(0.07)	(0.25)
Total distributions	(0.16)	(0.15)	(0.07)	(0.25)

Net asset value, end of period	$11.31	$11.88	$17.85	$12.99

Total return[2]	(3.61)%	(32.88)%	38.00%	(0.55)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	1.77%	2.21%	2.93%[5]
After fees waived and expenses absorbed	1.24%	1.24%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.11%	0.54%	(0.08)%	(0.87)%[5]
After fees waived and expenses absorbed	1.04%	1.07%	0.73%	0.66%[5]

Portfolio turnover rate	58%	92%	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2023

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the “Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Small Cap Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and Emerging Markets Opportunities Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2020 – 2023 and the year ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Opportunities Fund	0.95%
International Small Cap Fund	0.85%

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Opportunities Fund – Investor Class	1.35%
Emerging Markets Opportunities Fund – Institutional Class	1.10%
International Small Cap Fund - Investor Class	1.24%
International Small Cap Fund – Institutional Class	0.99%

This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the year ended October 31, 2023 as stated below:

Emerging Markets Opportunities Fund	$303,329
International Small Cap Fund	293,058

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2023, the amount of these potentially recoverable expenses was $812,407 and $763,238, for the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Opportunities Fund	International Small Cap Fund
2024	$213,706	$246,448
2025	295,372	223,732
2026	303,329	293,058
Total	$812,407	$763,238

The Advisor reimbursed the Emerging Markets Opportunities Fund $210,112 for losses from a trade error during the period ended October 31, 2023. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.70% impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2023, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2023, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2023, are reported on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

Note 4 – Federal Income Taxes

At October 31, 2023, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of Investments	$31,049,091	$27,630,497

Gross Unrealized Appreciation	$4,526,911	$838,238
Gross Unrealized Depreciation	(2,422,043)	(3,963,815)
Net Unrealized Appreciation/(Depreciation) on investments	$2,104,868	$(3,125,577)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP required that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in-capital and total distributable earnings (deficit) as follows:

	Increase/(Decrease)
	Paid-in Capital	Total Distributable Earnings (Deficit)
Emerging Markets Opportunities Fund	10	(10)
International Small Cap Fund	(16)	16

At October 31, 2023, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$3,197,747	$873,900	$4,071,647
International Small Cap Fund	11,316,670	3,646,942	14,963,612

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

As of October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Opportunities	International Small Cap
	Fund	Fund

Undistributed ordinary income	$261,142	$344,301
Undistributed long-term capital gains	-	-
Tax accumulated earnings	261,142	344,301

Accumulated capital and other losses	(4,071,647)	(14,963,612)
Unrealized appreciation (depreciation) on investments	2,104,868	(3,125,577)
Unrealized appreciation (depreciation) on foreign currency translations	(218,519)	(9,741)
Unrealized deferred compensation	(10,144)	(10,128)
Total accumulated earnings (deficit)	$(1,934,300)	$(17,764,757)

The tax character of distributions paid during the fiscal years ended October 31, 2023 and 2022 were as follows:

	Emerging Markets Opportunities Fund		International Small Cap Fund
	2023	2022	2023	2022
Distributions paid from:
Ordinary income	$357,271	$469,080	$483,199	$383,711
Net long-term capital gains	-	-	-	-
Total distributions paid	$357,271	$469,080	$483,199	$383,711

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the year ended October 31, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$20,851,005	$19,078,461
International Small Cap Fund	17,620,220	25,434,267

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Opportunities Fund and International Small Cap Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

For the year ended October 31, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2023, for the Emerging Markets Opportunities Fund and International Small Cap Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2023, in valuing the Funds’ assets carried at fair value:

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$334,565	$2,034,584	$-	$2,369,149
Consumer Discretionary	1,941,498	2,519,665	-	4,461,163
Consumer Staples	1,001,440	1,398,403	-	2,399,843
Energy	659,854	416,745	-	1,076,599
Financials	415,699	2,956,764	-	3,372,463
Health Care	438,157	1,236,066	-	1,674,223
Industrials	1,764,673	3,811,128	-	5,575,801
Materials	286,745	2,584,180	-	2,870,925
Real Estate	339,638	1,861,376	-	2,201,014
Technology	558,728	4,881,679	-	5,440,407
Utilities	-	517,896	-	517,896
Total Common Stocks	7,740,997	24,218,486	-	31,959,483
Short-Term Investments	1,194,476	-	-	1,194,476
Total Investments	$8,935,473	$24,218,486	$-	$33,153,959

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$298,245	$880,850	$-	$1,179,095
Consumer Discretionary	1,052,623	3,333,193	-	4,385,816
Consumer Staples	290,311	417,538	-	707,849
Energy	-	270,634	-	270,634
Financials	255,556	3,677,478	-	3,933,034
Health Care	565,459	806,843	-	1,372,302
Industrials	881,034	5,036,226	-	5,917,260
Materials	-	932,096	-	932,096
Real Estate	-	252,248	-	252,248
Technology	1,081,807	3,799,635	-	4,881,442
Total Common Stocks	4,425,035	19,406,741	-	23,831,776
Short-Term Investments	673,144	-	-	673,144
Total Investments	$5,098,179	$19,406,741	$-	$24,504,920
*	The Fund did not hold any Level 3 securities at period end.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12- New Accounting Pronouncement and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2023

The Funds declared the payment of a distribution to be paid, on December 20, 2023, to shareholders of record on December 19, 2023 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Opportunities Fund	Institutional Class	$0.00000	$0.00000	$0.10236
Emerging Markets Opportunities Fund	Investor Class	0.00000	0.00000	$0.09613
International Small Cap Fund	Institutional Class	0.00000	0.00000	$0.20458
International Small Cap Fund	Investor Class	0.00000	0.00000	$0.17676

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Vaughan Nelson Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 29, 2023

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2023, 0.00% and 0.00% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Emerging Markets Opportunities Fund and International Small Cap Fund designate income dividends of 96.27% and 100.00%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2023.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Opportunities Fund and International Small Cap Fund, designate $550,226 and $457,350, respectively, of income derived from foreign sources and $122,685 and $44,189, respectively, of foreign taxes paid for the fiscal year ended October 31, 2023.

Of the ordinary Income (including short-term capital gain) distributions made for the year ended October 31, 2023, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Opportunities Fund	$0.1575	$0.0351
International Small Cap Fund	$0.2097	$0.0203

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 660-6610. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	2	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
“Independent” Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	2	None.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	2

SPDR Index Shares Funds, a registered investment company (includes 26 portfolios); SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); SSGA Active Trust, a registered investment company (includes 14 portfolios); Fusion Acquisition Corp II.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustee:
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	2

FPA Funds Trust (includes 2 portfolios), Bragg Capital Trust (includes 2 portfolios), FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc., each a registered investment company; Source Capital, Inc., a closed-end investment company.

Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Officers of the Trust:
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 44 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.

*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on September 19-20, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Vaughan Nelson Investment Management, L.P. (the “Investment Advisor”) with respect to the Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Fund”) and the Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund” and together with the Emerging Markets Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Emerging Markets Fund’s annualized total returns for the one- and three-year period were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets SMID Cap Index returns. The Fund’s annualized total return for the five-year period was above the Peer Group and the Fund Universe median returns, but below MSCI Index return by 0.61%. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance over the five-year period was due to poor stock selection in Hong Kong and an underweight allocation to India.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The International Small Cap Fund’s annualized total return for the five-year period was below the MSCI EAFE Small Cap Index return, the Foreign Small/Mid Blend Fund Universe median return, and the Peer Group median return by 1.12%, 1.63%, and 1.83%, respectively. For the three-year period, the Fund’s annualized total return was below the MSCI Index return by 1.94%, the Peer Group median return by 2.72%, and the Fund Universe median return by 3.03%. The Fund’s total return for the one-year period was below the MSCI Index return and the Peer Group and Fund Universe median returns by 6.57%, 8.88%, and 8.90%, respectively. The Trustees noted the Investment Advisor’s assertion that the Fund’s underperformance over the trailing one-year period could be attributed to poor stock selection in the United Kingdom, Italy, Japan, Germany and Hong Kong, an overweight allocation to the United Kingdom, and an underweight allocation to Italy and Switzerland. The Trustees also considered the Investment Advisor’s explanation that the Fund has some style flexibility, and that certain companies experienced a rally greater than those of higher quality companies, which the Fund tends to favor. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Diversified Emerging Markets Fund Universe and Peer Group medians by 0.05% and 0.15%, respectively. The Trustees considered that the Fund’s advisory fee was lower than the Investment Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.06% and 0.10%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Foreign Small/Mid Blend Fund Universe medians. The Trustees considered that the Fund’s advisory fee was lower than or equal to the Investment Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund up to the $100 million level, and greater than the Investment Advisor’s fee schedule for those clients above that level. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2023, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Emerging Markets Fund, had waived almost its entire advisory fee for the International Small Cap Fund, and had not realized a profit with respect to either Fund.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 19-20, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Vaughan Nelson Emerging Markets Opportunities Fund

Vaughan Nelson International Small Cap Fund

The Board has appointed Vaughan Nelson Investment Management, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2022 through June 30, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Vaughan Nelson Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These investments are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vaughan Nelson Emerging Markets Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/23	10/31/23	5/1/23 – 10/31/23
Investor Class	Actual Performance	$1,000.00	$971.30	$6.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.40	6.87
		5/1/23	10/31/23	5/1/23 – 10/31/23
Institutional Class	Actual Performance	1,000.00	972.30	5.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.65	5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 1.10% for the Investor and Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vaughan Nelson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2023 (Unaudited)

Vaughan Nelson International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/23	10/31/23	5/1/23 – 10/31/23
Investor Class	Actual Performance	$1,000.00	$841.50	$5.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.31
		5/1/23	10/31/23	5/1/23 – 10/31/23
Institutional Class	Actual Performance	1,000.00	842.70	$4.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	5.05

*	Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Small Cap Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Small Cap Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 660-6610.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$ 33,300	$ 32,000
Audit-Related Fees	N/A	N/A
Tax Fees	$ 5,600	$ 5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	01/09/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	01/09/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	01/09/2024